As filed with the Securities and Exchange           Registration No. 33-75962*
Commission on February 11, 1997                     Registration No. 811-2513


_______________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

_______________________________________________________________________________

                       Post-Effective Amendment No. 10 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

_______________________________________________________________________________

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

_______________________________________________________________________________

It is proposed that this filing will become effective:

                       60 days after filing pursuant to paragraph (a)(2) of
          --------     Rule 485

             X         on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
          --------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on or before February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.                        PART A (PROSPECTUS)                                  LOCATION

   1           Cover Page...........................................   Cover Page

   2           Definitions..........................................   Definitions

   3           Synopsis.............................................   Prospectus Summary; Fee Table

   4           Condensed Financial Information......................   Condensed Financial Information

   5           General Description of Registrant, Depositor, and
               Portfolio Companies..................................   The Company; Variable Annuity
                                                                       Account C; The Funds

   6           Deductions and Expenses..............................   Charges and Deductions; Distribution

   7           General Description of Variable Annuity Contracts....   Purchase; Miscellaneous

   8           Annuity Period.......................................   Annuity Period

   9           Death Benefit........................................   Death Benefit During Accumulation
                                                                       Period; Death Benefit Payable
                                                                       During the Annuity Period

   10          Purchases and Contract Value.........................   Purchase; Contract Valuation

   11          Redemptions..........................................   Right to Cancel; Withdrawals

   12          Taxes................................................   Tax Status

   13          Legal Proceedings....................................   Miscellaneous - Legal Matters and
                                                                       Proceedings

   14          Table of Contents of the Statement of Additional
               Information..........................................   Contents of the Statement of
                                                                       Additional Information



FORM N-4            PART B (STATEMENT OF ADDITIONAL INFORMATION)
ITEM NO.                                                                             LOCATION

   15          Cover Page...........................................   Cover page

   16          Table of Contents....................................   Table of Contents

   17          General Information and History......................   General Information and History

   18          Services.............................................   General Information and History;
                                                                       Independent Auditors

   19          Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

   20          Underwriters.........................................   Offering and Purchase of Contracts

   21          Calculation of Performance Data......................   Performance Data; Average Annual
                                                                       Total Return Quotations

   22          Annuity Payments.....................................   Annuity Payments

   23          Financial Statements.................................   Financial Statements

                                   Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PROSPECTUS

 =============================================================================


   The Contracts offered in connection with this Prospectus are two group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). One allows lump sum payments ("Single Purchase Payment Contracts") and the other allows installment payments ("Installment Purchase Payment Contracts"). The Contracts are available through participation in the "Opportunity Plus" retirement programs which receive favorable tax deferred treatment under Federal income tax law. (See "Purchase.") Interests in these Contracts are offered to employees of school boards and public universities in the state of New York.


   The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:


(bullet) Aetna Variable Fund
(bullet) Aetna Income Shares
(bullet) Aetna Variable Encore Fund
(bullet) Aetna Investment Advisers Fund, Inc.
(bullet) Alger American Growth Portfolio
(bullet) Alger American Small Cap Portfolio
(bullet) American Century VP Capital Appreciation (formerly TCI Growth) (bullet) Calvert Responsibly Invested Balanced Portfolio
(bullet) Fidelity VIP II Asset-Manager Portfolio
(bullet) Fidelity VIP II Contrafund Portfolio
(bullet) Fidelity VIP II Index 500 Portfolio
(bullet) Fidelity VIP Equity-Income Portfolio
(bullet) Franklin Government Securities Trust
(bullet) Janus Aspen Aggressive Growth Portfolio
(bullet) Janus Aspen Growth Portfolio
(bullet) Janus Aspen Short-Term Bond Portfolio
(bullet) Janus Aspen Worldwide Growth Portfolio
(bullet) Lexington Emerging Markets Fund, Inc.
(bullet) Lexington Natural Resources Trust
(bullet) Neuberger & Berman Growth Portfolio
(bullet) Scudder International Portfolio Class A Shares



The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account and the Fixed Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available under all Contracts. Please check with your employer to determine option availability. (See "Investment Options.")


This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract through the Separate Account. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for
the SAI is printed on page    in this Prospectus. An SAI may be obtained by
indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


         This Prospectus and the Statement of Additional Information
                            are dated May 1, 1997.

                              TABLE OF CONTENTS

 =============================================================================

DEFINITIONS                                       DEFINITIONS - 1
PROSPECTUS SUMMARY                                    SUMMARY - 1
FEE TABLE                                           FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION                   AUV HISTORY - 1
THE COMPANY                                                     1
VARIABLE ANNUITY ACCOUNT C                                      1
INVESTMENT OPTIONS                                              1
  The Funds                                                     1
  Credited Interest Options                                     3
PURCHASE                                                        4
  Contract Availability                                         4
  Purchasing Interests in the Contract                          4
  Right to Cancel                                               4
CHARGES AND DEDUCTIONS                                          4
  Daily Deductions from the Separate Account                    4
  Maintenance Fee                                               5
  Deferred Sales Charge                                         5
  Fund Expenses                                                 6
  Premium and Other Taxes                                       6
CONTRACT VALUATION                                              6
  Account Value                                                 6
  Accumulation Units                                            7
  Net Investment Factor                                         7
TRANSFERS                                                       7
WITHDRAWALS                                                     7
  Reinvestment Privilege                                        8
CONTRACT LOANS                                                  8
ADDITIONAL WITHDRAWAL OPTIONS                                   8
DEATH BENEFIT DURING ACCUMULATION PERIOD                        9
ANNUITY PERIOD                                                  9
  Annuity Period Elections                                      9
  Annuity Options                                              10
  Annuity Payments                                             10
  Charges Deducted During the Annuity Period                   10
  Death Benefit Payable During the Annuity Period              11
TAX STATUS                                                     11
  Introduction                                                 11
  Taxation of the Company                                      11
  Contracts Used with Certain Retirement Plans                 11

MISCELLANEOUS                                                  13
  Opportunity Plus Processing Office                           13
  Distribution                                                 13
  Delay or Suspension of Payments                              14
  Performance Reporting                                        14
  Voting Rights                                                14
  Changes in Beneficiary Designations                          15
  Modification of the Contract                                 15
  Agreements with the Company                                  15
  Legal Matters and Proceedings                                15
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION            15
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT                    16
APPENDIX II--FIXED ACCOUNT                                     17

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                 DEFINITIONS

 =============================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record established for each Participant to identify contract values accumulated on each Participant's behalf during the Accumulation Period. For any given Participant, the Account includes amounts held under an Installment Purchase Payment Contract and a Single Purchase Payment Contract.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future Annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person or persons identified in the enrollment form who are to receive any death benefit proceeds payable under the Contract.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contracts: The group deferred, variable annuity contracts offered by this Prospectus.

Contract Holder: The person or entity to whom the Contract is issued. The Contract Holder of the Contract is usually the employer.

Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account and the Fixed Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices, located at 151 Farmington Avenue, Hartford, Connecticut 06156.

NYSUT: New York State United Teachers Trust.

Opportunity Plus Processing Office: The Opportunity Plus administrative headquarters. The mailing address is P.O. Box 12894, Albany, New York 12212-2894.

Participant (You): A person participating in a Plan maintained by an eligible organization.

Plan(s): Tax-deferred retirement plans under Section 403(b) of the Code for employees of public school systems.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

                               DEFINITIONS - 1

Purchase Payment Periods: For "Installment Purchase Payment Contracts," the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

UUP: United University Professions.


Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.



                               DEFINITIONS - 2

                              PROSPECTUS SUMMARY

 =============================================================================


CONTRACTS OFFERED
   The two Contracts offered in connection with this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). One allows lump sum payments ("Single Purchase Payment Contracts") and the other allows installment payments ("Installment Purchase Payment Contracts"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement for retirement plans under Section 403(b) of the Code. The Contracts are available for school boards and public universities in the State of New York, specifically for Participants who are members of NYSUT and UUP.


   The Contracts are available to Plans that include a variable annuity contract alone or in conjunction with retail mutual funds for which Systemized Benefits Administrators, Inc. ("SBA"), an affiliate of the Company, has agreed to perform recordkeeping services and to provide consolidated statements. SBA may receive compensation for these services, but such compensation will generally not be charged to the Separate Account or deducted from a Participant's Account under the Contract.

CONTRACT PURCHASE
   The Contracts may be purchased by eligible organizations on behalf of a group made up of their employees. Eligible employees may participate in the Contract by completing the enrollment form and submitting it to the Opportunity Plus Processing Office. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre- existing plan or through salary reduction. (See "Purchase.")

FREE LOOK PERIOD
   Contract Holders and Participants have the right to cancel their purchase within 10 days after receiving the Contract or other document evidencing interest in the Contract by returning it to the Opportunity Plus Processing Office along with a written notice of cancellation. The amount received upon cancellation will be the full value of Purchase Payments plus any increase or minus any decrease in the Account Value allocated to the Subaccounts. (See "Right to Cancel.")


INVESTMENT OPTIONS
   The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein, as designated by the Participant. The Contracts allow investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.


   The Contracts also provide for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contracts are the Guaranteed Accumulation Account ("GAA") and the Fixed Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS
   Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges and an administrative charge), as well as any annual maintenance fee and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

                                 SUMMARY - 1

TRANSFERS
   Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")

WITHDRAWALS
   All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. The withdrawal may also be subject to income tax and a federal tax penalty. The Code restricts full and partial withdrawals in some circumstances. (See "Withdrawals.")

   The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options may not be suitable in every situation. (See "Additional Withdrawal Options.")

LOANS
   Participants under Section 403(b) Plans may request a loan from their Account Value at any time during the Accumulation Period. (See "Contract Loans.")

DEATH BENEFIT
   A death benefit is payable if the Participant dies before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary in an amount equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

   After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD
   On the Annuity Date, you may elect to begin receiving Annuity payments. Annuity payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES
   Contributions and earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

(bullet) Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company through the Opportunity Plus Processing Office by writing to P.O. Box 12894, Albany, New York 12212-2894, or by calling 1-800-OPP-INFO (1-800-677-4636). (See
         "Miscellaneous--Opportunity Plus Processing Office.")

                                 SUMMARY - 2

                                  FEE TABLE

 =============================================================================


This Fee Table describes the various charges and expenses associated with the Contracts during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid upon purchase of the Contracts. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. For more information regarding expenses paid out of the assets of a particular Fund, see the Fund's prospectus.


DIRECT CHARGES. These charges are deducted directly from the Account Value. They include:

Deferred Sales Charge. The deferred sales charge is deducted as a percentage of the amount withdrawn from Installment Purchase Payment Contracts. The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account under the Installment Purchase Payment Contract. The amount of the deferred sales charge is calculated as follows:

                   INSTALLMENT PURCHASE PAYMENT CONTRACTS:*

        Purchase Payment              Deferred Sales
        Periods Completed            Charge Deduction
--------------------------------  ---------------------
Less than 5                                  5%
5 or more but less than 7                    4%
7 or more but less than 9                    3%
9 or more but less than 10                   2%
More than 10                                 0%

* For Single Purchase Payment Contracts, there is no deduction for deferred sales charges. For Installment Purchase Payment Contracts, the deferred sales charge is waived for amounts deposited in the Subaccounts (or GAA) on or after April 1, 1995. (See "Charges and Deductions--Deferred Sales Charge.")

Annual Contract Maintenance Fee                           $5.00**

The maintenance fee will generally be deducted quarterly during the Accumulation Period in an amount equal to $1.25 each calendar quarter.

INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:


Mortality and Expense Risk Charge        1.25%
Administrative Expense Charge            0.00%***
                                       ----------
 Total Separate Account Charges          1.25%
                                       ==========

 ** Effective July 1, 1997 the quarterly maintenance fee will be reduced from $3.75 per quarter to $1.25 per quarter, resulting in an annual maintenance fee of $5.00 for the period from May 1, 1997 to May 1, 1998. Effective January 1, 1999 the quarterly maintenance fee will be reduced to $0.00, thereby eliminating the maintenance fee charge.

*** We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.



                                FEE TABLE - 1

Annual Expenses of the Funds


The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, these figures are a percentage of each Fund's average net assets and are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.

                                                         Investment
                                                          Advisory
                                                           Fees(1)       Other Expenses
                                                       (after expense    (after expense     Total Fund
                                                       reimbursement)    reimbursement)   Annual Expenses
                                                        --------------   --------------  ----------------
Aetna Variable Fund(2)                                      0.50%             0.06%            0.56%
Aetna Income Shares(2)                                      0.40%             0.08%            0.48%
Aetna Variable Encore Fund(2)                               0.25%             0.10%            0.35%
Aetna Investment Advisers Fund, Inc.(2)                     0.50%             0.08%            0.58%
Alger American Growth Portfolio                             0.75%
Alger American Small Cap Portfolio                          0.85%
American Century VP Capital Appreciation(3)                 1.00%
Calvert Responsibly Invested Balanced Portfolio(4)          0.70%
Fidelity VIP II Asset Manager Portfolio(5)                  0.71%
Fidelity VIP II Contrafund Portfolio(5)                     0.61%
Fidelity VIP II Index 500 Portfolio(6)                      0.00%
Fidelity VIP Equity-Income Portfolio                        0.51%
Franklin Government Securities Trust(7)                     0.63%
Janus Aspen Aggressive Growth Portfolio(8)                  0.75%
Janus Aspen Growth Portfolio(8)                             0.65%
Janus Aspen Short-Term Bond Portfolio(8)                    0.00%
Janus Aspen Worldwide Growth Portfolio(8)                   0.68%
Lexington Emerging Markets Fund, Inc.(9)                    0.85%
Lexington Natural Resources Trust                           1.00%
Neuberger & Berman Growth Portfolio(10)                     0.84%
Scudder International Portfolio Class A Shares              0.88%



 (1)Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.


 (2)The Company provides administrative services to the Funds and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The "Other Expenses" shown reflect the fee payable under that Agreement.



 (3)The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.



 (4)The Management and Advisory Fees are subject to a performance adjustment,
    which could cause the fee to be as high as     % or as low as     %,
    depending on performance. "Other Expenses" reflect an indirect fee of
      %. Net fund operating expenses after reductions for fees paid
    indirectly would be     %.



 (5)A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have
    been     % for the Asset Manager Portfolio and     % for the Contrafund
    Portfolio.



 (6)The Fund's expenses were voluntarily reduced by the Fund's investment adviser. Absent reimbursement, the management fee, other expenses and
    total expenses would have been     %,     % and     %, respectively, for
    the Index 500 Portfolio.



 (7)An expense reimbursement arrangement was in effect until February 1, 1996; however, it is no longer in effect. The advisory fee and total annual expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at any time during 1996.



 (8)The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total
    Fund Annual Expenses would have been     %,      %, and     % for Aggressive
    Growth Portfolio;     %,     % and     %   for Growth Portfolio;     %,
    %   and     % for Short- Term Bond Portfolio; and     %,     % and     %
    for Worldwide Growth Portfolio; respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon 90 days' notice to the Portfolio's Board of Trustees.



 (9)The Fund's investment adviser has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses, but including management fees and operating
    expenses) to an annual rate of     % of the Fund's



                                FEE TABLE - 2
    average net assets through        . Without this agreement, the Fund's
    Investment Advisory Fee, Total Other Expenses and Total Fund Annual
    Expenses would have been     %,     % and     % for the most recent
    fiscal year.



(10)Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolio and include the Portfolio's pro rata portion of the operating expenses of the Portfolio's corresponding Series. The Portfolio pays Neuberger & Berman Management Inc. ("NBMI") an administration fee based on the Portfolio's net asset value. The corresponding Series of the Portfolio pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. (See "Expenses" in the Trust's prospectus.)


HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maintenance fee of $5.00 that is deducted under the Contract has been converted to a percentage of assets equal to
   %.

                                            EXAMPLE A                                EXAMPLE B
                              --------------------------------------   ---------------------------------------
                             If you withdraw your entire Account      If you do not withdraw your Account
                             Value at the end of the periods shown,   Value, or if you annuitize at the end
                             you would pay the following expenses,    of the periods shown, you would pay the
                             including any applicable deferred        following expenses (no deferred sales
                             sales charge:*                           charge is reflected):**
                             1 year   3 years  5 years   10 years     1 year   3 years  5 years  10 years
                             -------  -------  -------    ----------  -------  -------  -------   -----------
Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund
Aetna Investment Advisers
  Fund, Inc.
Alger American Growth
  Portfolio
Alger American Small Cap
  Portfolio
American Century VP
  Capital Appreciation
Calvert Responsibly
  Invested Balanced
  Portfolio
Fidelity VIP II Asset
  Manager Portfolio
Fidelity VIP II Contrafund
  Portfolio
Fidelity VIP Equity-Income
  Portfolio
Fidelity VIP II Index 500
  Portfolio
Franklin Government
  Securities Trust
Janus Aspen Aggressive
  Growth Portfolio
Janus Aspen Growth
  Portfolio
Janus Aspen Short-Term
  Bond Portfolio
Janus Aspen Worldwide
  Growth Portfolio
Lexington Emerging Markets
  Fund, Inc.
Lexington Natural
  Resources Trust
Neuberger & Berman Growth
  Portfolio
Scudder International
  Portfolio Class A Shares


* For Single Purchase Payment Accounts, there is no deduction for deferred sales charges. For Installment Purchase Payment Accounts, the deferred sales charge is waived for amounts deposited in the Subaccounts (or GAA) on or after April 1, 1995.

** This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

                                FEE TABLE - 3

                       CONDENSED FINANCIAL INFORMATION
  (Selected data for accumulation units outstanding throughout each period)

 =============================================================================


The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of and for the year ended December 31, 1996 and the independent auditors' report thereon, are included in the Statement of Additional Information.


                                        1996           1995          1994           1993            1992
                                    ------------   ------------   ------------   ------------   -------------
AETNA VARIABLE FUND
Value at beginning of period          $              $105.558       $107.925       $102.383         $97.165
Value at end of period                               $137.869       $105.558       $107.925        $102.383
Increase (decrease) in value of
  accumulation unit(1)                                  30.61%         (2.19)%         5.41%           5.37%
Number of accumulation units
  outstanding at end of period                      6,364,000     13,966,072     21,148,863      24,201,565
AETNA INCOME SHARES
Value at beginning of period                          $40.173        $42.283        $39.038         $36.789
Value at end of period                                $46.913        $40.173        $42.283         $39.038
Increase (decrease) in value of
  accumulation unit(1)                                  16.78%         (4.99)%         8.31%           6.11%
Number of accumulation units
  outstanding at end of period                      2,377,622      5,108,720      8,210,666       8,507,292
AETNA VARIABLE ENCORE FUND
Value at beginning of period                          $36.271        $35.282        $34.619         $33.812
Value at end of period                                $37.988        $36.271        $35.282         $34.619
Increase (decrease) in value of
  accumulation unit(1)                                   4.73%          2.80%          1.92%           2.39%
Number of accumulation units
  outstanding at end of period                      1,836,260      3,679,802      5,086,515       7,534,662
AETNA INVESTMENT ADVISERS
  FUND, INC.
Value at beginning of period                          $14.270        $14.519        $13.379         $12.736
Value at end of period                                $17.954        $14.270        $14.519         $13.379
Increase (decrease) in value of
  accumulation unit(1)                                  25.82%         (1.71)%         8.52%           5.05%
Number of accumulation units
  outstanding at end of period                      9,193,181     21,990,186     30,784,750      34,802,433
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period                          $10.000(14)
Value at end of period                                $11.715
Increase (decrease) in value of
  accumulation unit(1)                                  17.15%
Number of accumulation units
  outstanding at end of period                        530,263
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                           $9.513        $10.072        $10.000(3)
Value at end of period                                $13.558         $9.513        $10.072
Increase (decrease) in value of
  accumulation unit(1)                                  42.52%         (5.55)%         0.72%
Number of accumulation units
  outstanding at end of period                      1,714,187        665,518         51,327
AMERICAN CENTURY VP CAPITAL
  APPRECIATION*
Value at beginning of period                          $11.172        $11.443        $10.495         $10.000(12)
Value at end of period                                $14.464        $11.172        $11.443         $10.495
Increase (decrease) in value of
  accumulation unit(1)                                  29.47%         (2.37)%         9.03%           4.95%
Number of accumulation units
  outstanding at end of period                      1,784,552      1,608,362      1,016,894         232,832

                                        1991           1990          1989           1988            1987
                                    ------------   ------------   ------------   ------------   -------------
AETNA VARIABLE FUND
Value at beginning of period            $77.845        $76.311       $59.871        $52.885         $50.760
Value at end of period                  $97.165        $77.845       $76.311        $59.871         $52.885
Increase (decrease) in value of
  accumulation unit(1)                    24.82%          2.01%        27.46%         13.21%           4.19%
Number of accumulation units
  outstanding at end of period       20,948,226     18,362,906    17,142,820     16,455,396      16,497,406
AETNA INCOME SHARES
Value at beginning of period            $31.192        $28.943       $25.574        $24.061          $23.38
Value at end of period                  $36.789        $31.192       $28.943        $25.574         $24.061
Increase (decrease) in value of
  accumulation unit(1)                    17.94%          7.77%        13.17%          6.29%           3.23%
Number of accumulation units
  outstanding at end of period        7,844,412      6,984,793     6,202,834      5,955,293       5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period            $32.138        $30.012       $27.783        $26.171         $24.812
Value at end of period                  $33.812        $32.138       $30.012        $27.783         $26.171
Increase (decrease) in value of
  accumulation unit(1)                     5.21%          7.08%         8.02%          6.16%           5.48%
Number of accumulation units
  outstanding at end of period        8,430,082     10,220,110     8,286,033      8,154,644       7,326,151
AETNA INVESTMENT ADVISERS
  FUND, INC.
Value at beginning of period            $10.896        $10.437       $10.000(2)
Value at end of period                  $12.736        $10.896       $10.437
Increase (decrease) in value of
  accumulation unit(1)                    16.89%          4.40%         4.37%
Number of accumulation units
  outstanding at end of period       22,898,099     17,078,985     9,535,986

                               AUV HISTORY - 1

 =============================================================================


                                        1996           1995          1994           1993            1992
                                    ------------   ------------   ------------   ------------   -------------
CALVERT RESPONSIBLY INVESTED
  BALANCED PORTFOLIO**
Value at beginning of period                          $13.990        $14.640       $13.726        $12.913
Value at end of period                                $17.951        $13.990       $14.640        $13.726
Increase (decrease) in value of
  accumulation unit(1)                                  28.31%         (4.44)%        6.66%          6.30%
Number of accumulation units
  outstanding at end of period                        856,361        743,464       705,415        503,006
FIDELITY VIP II ASSET MANAGER
  PORTFOLIO
Value at beginning of period                           $9.447        $10.000(5)
Value at end of period                                $10.912         $9.447
Increase (decrease) in value of
  accumulation unit(1)                                  15.51%         (5.53)%
Number of accumulation units
  outstanding at end of period                      1,316,916      1,254,504
FIDELITY VIP II CONTRAFUND
  PORTFOLIO
Value at beginning of period                          $10.000(14)
Value at end of period                                $11.763
Increase (decrease) in value of
  accumulation unit(1)                                  17.63%
Number of accumulation units
  outstanding at end of period                        525,476
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO
Value at beginning of period                          $10.000(14)
Value at end of period                                $11,617
Increase (decrease) in value of
  accumulation unit(1)                                  16.17%
Number of accumulation units
  outstanding at end of period                        628,582
FIDELITY VIP II INDEX 500
  PORTFOLIO
Value at beginning of period                          $10.000(14)
Value at end of period                                $11.740
Increase (decrease) in value of
  accumulation unit(1)                                  17.40%
Number of accumulation units
  outstanding at end of period                        290,547
FRANKLIN GOVERNMENT
  SECURITIES TRUST
Value at beginning of period                          $14.190        $14.929       $14.050        $13.219
Value at end of period                                $16.495        $14.109       $14.990        $14.050
Increase (decrease) in value of
  accumulation unit(1)                                  16.24%         (4.95)%        6.26%          6.29%
Number of accumulation units
  outstanding at end of period                        809,414        804,457       960,629        810,155


                                        1991           1990          1989           1988            1987
                                    ------------   ------------   ------------   ------------   -------------
CALVERT RESPONSIBLY INVESTED
  BALANCED PORTFOLIO**
Value at beginning of period          $11.233        $10.568        $10.000(4)
Value at end of period                $12.913        $11.233        $10.568
Increase (decrease) in value of
  accumulation unit(1)                  14.96%          6.29%          5.68%
Number of accumulation units
  outstanding at end of period        355,851        148,576         20,710
FIDELITY VIP II ASSET MANAGER
  PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
FIDELITY VIP II CONTRAFUND
  PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
FIDELITY VIP II INDEX 500
  PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
FRANKLIN GOVERNMENT
  SECURITIES TRUST
Value at beginning of period          $11.545        $10.581        $10.000(6)
Value at end of period                $13.219        $11.545        $10.581
Increase (decrease) in value of
  accumulation unit(1)                  14.50%          9.11%          5.81%
Number of accumulation units
  outstanding at end of period        627,552        178,761         25,258


                               AUV HISTORY - 2

 =============================================================================

                                        1996           1995          1994           1993            1992
                                    ------------   ------------   ------------   ------------   -------------
JANUS ASPEN AGGRESSIVE
  GROWTH PORTFOLIO
Value at beginning of period                          $12.169       $10.000(7)
Value at end of period                                $15.323       $12.169
Increase (decrease) in value of
  accumulation unit(1)                                  25.91%        21.69%
Number of accumulation units
  outstanding at end of period                      1,280,953       393,553
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                          $10.000(13)
Value at end of period                                $11.859
Increase (decrease) in value of
  accumulation unit(1)                                  18.59%
Number of accumulation units
  outstanding at end of period                        109,717
JANUS ASPEN SHORT-TERM
  BOND PORTFOLIO
Value at beginning of period                          $10.000(13)
Value at end of period                                $10.393
Increase (decrease) in value of
  accumulation unit(1)                                   3.93%
Number of accumulation units
  outstanding at end of period                         18,473
JANUS ASPEN WORLDWIDE
  GROWTH PORTFOLIO
Value at beginning of period                          $10.000(13)
Value at end of period                                $12.158
Increase (decrease) in value of
  accumulation unit(1)                                  21.58%
Number of accumulation units
  outstanding at end of period                        314,653
LEXINGTON EMERGING
  MARKETS FUND, INC.
Value at beginning of period                           $8.772       $10.000(8)
Value at end of period                                 $8.323        $8.772
Increase (decrease) in value of
  accumulation unit(1)                                  (5.12)%      (12.28)%
Number of accumulation units
  outstanding at end of period                        371,156       144,750


                                        1991           1990          1989           1988            1987
                                    ------------   ------------   ------------   ------------   -------------
JANUS ASPEN AGGRESSIVE
  GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
JANUS ASPEN SHORT-TERM
  BOND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
JANUS ASPEN WORLDWIDE
  GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
LEXINGTON EMERGING
  MARKETS FUND, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period


                               AUV HISTORY - 3

 =============================================================================

                                        1996           1995          1994           1993            1992
                                    ------------   ------------   ------------   ------------   -------------
LEXINGTON NATURAL
  RESOURCES TRUST
Value at beginning of period                           $9.412        $10.071         $9.193         $9.018
Value at end of period                                $10.862         $9.412        $10.071         $9.193
Increase (decrease) in value of
  accumulation unit(1)                                  15.41%         (6.54)%         9.55%          1.94%
Number of accumulation units
  outstanding at end of period                        530,562        533,016        341,771        198,338
NEUBERGER & BERMAN
  GROWTH PORTFOLIO
Value at beginning of period                          $13.398        $14.278        $13.536        $12.511
Value at end of period                                $17.430        $13.398        $14.278        $13.536
Increase (decrease) in value of
  accumulation unit(1)                                  30.09%         (6.16)%         5.48%          8.19%
Number of accumulation units
  outstanding at end of period                      2,359,090      2,107,525      1,927,674      1,346,898
SCUDDER INTERNATIONAL
  PORTFOLIO CLASS A SHARES***
Value at beginning of period                          $13.227        $13.508         $9.922        $10.239**
Value at end of period                                $14.515        $13.227        $13.508         $9.922
Increase (decrease) in value of
  accumulation unit(1)                                   9.74%         (2.08)%        36.14%         (3.10)%
Number of accumulation units
  outstanding at end of period                      3,823,292      4,240,412      2,371,037      1,161,007

                                        1991           1990          1989           1988            1987
                                    ------------   ------------   ------------   ------------   -------------
LEXINGTON NATURAL
  RESOURCES TRUST
Value at beginning of period           $9.608        $11.441        $10.000(9)
Value at end of period                 $9.018         $9.608        $11.441
Increase (decrease) in value of
  accumulation unit(1)                  (6.14)%       (16.02)%        14.41%
Number of accumulation units
  outstanding at end of period        144,139         75,052         11,481
NEUBERGER & BERMAN
  GROWTH PORTFOLIO
Value at beginning of period           $9.769        $10.772        $10.000(10)
Value at end of period                $12.511         $9.769        $10.772
Increase (decrease) in value of
  accumulation unit(1)                  28.07%         (9.31)%         7.72%
Number of accumulation units
  outstanding at end of period        971,985        482,220         68,885
SCUDDER INTERNATIONAL
  PORTFOLIO CLASS A SHARES***
Value at beginning of period           $9.256        $10.306        $10.000(11)
Value at end of period                $10.239         $9.256        $10.306
Increase (decrease) in value of
  accumulation unit(1)                  10.62%        (10.19)%         3.06%
Number of accumulation units
  outstanding at end of period        779,667        317,829         32,902


 (1)The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
 (2)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.
 (3)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 17, 1993. The Portfolio became available under the Contract on March 15, 1994.
 (4)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund became available under the Contract.
 (5)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during March 1994, when funds were first received under this option.
 (6)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on June 7, 1989, the date on which the Fund became available under the Contract.
 (7)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1994, when funds were first received in this option.
 (8)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1994, when funds were first received in this option.
 (9)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund became available under the Contract.
(10)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Portfolio became available under the Contract.
(11)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on July 5, 1989, the date on which the Portfolio became available under the Contract.
(12)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 21, 1992, the date on which the Portfolio became available under the Contract.
(13)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during July 1995, when the Fund became available under the Contract.
(14)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.
  * Formerly TCI Portfolios, Inc.--TCI Growth.
 ** Formerly Calvert Socially Responsible Series.
*** Formerly T. Rowe Price International Equity Fund. On April 27, 1992, the
    Fund's assets were liquidated and merged into Scudder Variable Life Investment Fund--Managed International Portfolio. The Accumulation Unit value following the merger was $10.051.



                               AUV HISTORY - 4

                                 THE COMPANY

 =============================================================================

   Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.


   The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.


                          VARIABLE ANNUITY ACCOUNT C

 =============================================================================

   The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

   Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to our other income, gains or losses. All obligations arising under the Contracts are our general corporate obligations.

                              INVESTMENT OPTIONS

 =============================================================================


The Funds
   Purchase Payments may be allocated to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount selected, the Fixed Account and each guaranteed term of GAA counts as one option, even if you no longer have amounts allocated to that option.

   The Contract Holder may decide to offer only a select number of Funds under its Plan. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and in compliance with regulatory requirements. The availability of Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.


   The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

(bullet) Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

(bullet) Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

(bullet) Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

(bullet) Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

(bullet) Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities of companies which have a market capitalization of $1 billion or greater.(2)


(bullet) Alger American Fund--Alger American Small Capitalization Portfolio
         seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to
         track the performance of small capitalization companies. At      , the
         range of market capitalization of these companies was $   million to
         $    billion.(2)

(bullet) American Century Variable Portfolios, Inc.--American Century VP
         Capital Appreciation (formerly Twentieth Century Portfolios--TCI Growth) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(3)

(bullet) Calvert Responsibly Invested Balanced Portfolio is a nondiversified portfolio that seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.(4)


(bullet) Fidelity Investments Variable Insurance Products Fund II--Asset
         Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.


(bullet) Fidelity Investments' Variable Insurance Products Fund
         II--Contrafund Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(5)

(bullet) Fidelity Investments Variable Insurance Products Fund II--Index 500
         Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's 500 Composite Index of 500 stocks.(5)

(bullet) Fidelity Investments' Variable Insurance Products
         Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(5)

(bullet) Franklin Government Securities Trust seeks income through investments in obligations of the U.S. Government or its agencies or instrumentalities, primarily GNMA obligations.(6)

(bullet) Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of included companies with capitalizations between approximately
         $    million and $    billion, but which is expected to change on a
         regular basis.(7)

(bullet) Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(7)

(bullet) Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short- and intermediate-term fixed income securities.(7)

(bullet) Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(7)

(bullet) Lexington Emerging Markets Fund, Inc seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets.

         Investments in emerging markets involve risks not present in domestic markets. See the Fund's prospectus for information on risks inherent in this investment.(8)



(bullet) Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(8)



(bullet) Neuberger & Berman Advisers Management Trust-- Growth Portfolio seeks capital appreciation without regard to income. The Portfolio generally invests in securities believed to have the maximum potential for long-term capital appreciation. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.(9)

(bullet) Scudder Variable Life Investment Fund--International Portfolio Class
         A Shares seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(10)

         Investment Advisers for each of the Funds:
         (1) Aetna Life Insurance and Annuity Company (adviser); Aeltus Investment Management, Inc. (sub-adviser)
         (2)  Fred Alger Management, Inc.
         (3)  American Century Investment Management, Inc.
         (4)  Calvert Asset Management Company, Inc.
         (5)  Fidelity Management & Research Company
         (6)  Franklin Advisers, Inc.
         (7)  Janus Capital Corporation
         (8) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. (sub-adviser--Natural Resources Trust only)
         (9)  Neuberger & Berman Management Inc.
              (Investment Manager); Neuberger & Berman, L.P.
              (Sub-Adviser)
         (10) Scudder, Stevens & Clark, Inc.


   Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

   More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

   Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

   Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.


CREDITED INTEREST OPTIONS
   Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contracts as described below. The Contract Holder may elect not to offer all Credited Interest Options under its Plan. The Credited Interest Options currently available under the Contract include the Guaranteed Accumulation Account and the Fixed Account.


(bullet) The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

(bullet) The Fixed Account is a part of the Company's general account. The
         Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

                                   PURCHASE

 =============================================================================

CONTRACT AVAILABILITY
   The Contracts are designed to allow the accumulation of assets and to provide retirement benefits under retirement plans under Section 403(b) of the Code by school boards and public universities in the state of New York, for Participants who are members of NYSUT or UUP.

   Two group contracts may be issued to cover all present and future Participants. The group Contracts are generally owned by the employer and individual Accounts are established for each Participant. Single Purchase Payment Contracts are issued for lump-sum transfers to us of amounts accumulated under a pre-existing Plan. Installment Purchase Payment Contracts are established to accept continuing periodic payments. We reserve the right to set a minimum Purchase Payment on Single Purchase Payment Contracts. Lump Sum transfers below this minimum will be applied to an Installment Purchase Payment Contract.

   Under the Plans, the employer has no right, title or interest in the amounts held under the Contract or in the Account; Participants make all elections under the Contract.

PURCHASING INTERESTS IN THE CONTRACT
   Eligible organizations may acquire Contracts by submitting an application to the Opportunity Plus Processing Office at 18 Corporate Woods Boulevard, Fourth Floor, Albany, New York 12211. Once we approve the forms, the Contract will be issued to the employer as the group Contract Holder. Participants may purchase interests in a group Contract by submitting enrollment materials to the Opportunity Plus Processing Office.

   The Company must accept or reject the application or enrollment forms within two business days of receipt. If the forms are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods pending acceptance of the forms only with the consent of the Participant, or under limited circumstances, with the consent of the Contract Holder. If we agree to hold Purchase Payments for longer than the five business days based on the consent of the Contract Holder, the Purchase Payments will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

   Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Participant on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages.

RIGHT TO CANCEL
   Contract Holders and Participants have the right to cancel their purchase within 10 days of receiving the Contract (or other document evidencing your interest) by returning it to the Opportunity Plus Processing Office with a written notice of intent to cancel. When we receive your request for cancellation, we will return your Account Value. You bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at the Opportunity Plus Processing Office.

                            CHARGES AND DEDUCTIONS

 =============================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT
   Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.


   If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

   Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

   Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE
   During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.


   For the period from May 1, 1997 to May 1, 1998, the maintenance fee will be $5 on an annual basis, with one fourth of this fee ($1.25) deducted during the first month after the end of each calendar quarter. Effective January 1, 1999, the quarterly maintenance fee will be reduced to $0.00, thereby eliminating the maintenance fee charge. The maintenance fee will be deducted on a pro rata basis from each investment option in which you have an interest.


DEFERRED SALES CHARGE
   Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amounts withdrawn from the Subaccounts, the Fixed Account and the Guaranteed Accumulation Account.

   For Installment Purchase Payment Contracts, the deferred sales charge is based on the number of completed Purchase Payment Periods. There is no deferred sales charge provision on Single Purchase Payment Contracts. However, if amounts are transferred from a Single Purchase Payment Contract to an Installment Purchase Payment Contract, the applicable deferred sales charge provisions apply to all amounts in the Installment Purchase Payment Contract.

   For Installment Purchase Payment Contracts, the amount of the deferred sales charge is determined in accordance with the schedule set forth in the following table:

                   INSTALLMENT PURCHASE PAYMENT CONTRACTS:

        Purchase Payment              Deferred Sales
        Periods Completed            Charge Deduction
--------------------------------  ---------------------
Less than 5                                  5%
5 or more but less than 7                    4%
7 or more but less than 9                    3%
9 or more but less than 10                   2%
More than 10                                 0%

   In addition, if a nonlifetime Annuity Option is elected on a variable basis and the remaining value is withdrawn before three years of Annuity payments have been completed, the applicable deferred sales charge will be assessed (see "Annuity Options").

   The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

   Generally, if you transfer the total account value under another similar annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as your former contract for the purpose of calculating the applicable deferred sales charge under this Contract.

   A deferred sales charge will not be deducted from any portion of the Account Value if the withdrawal is:

(bullet) applied to provide Annuity benefits;

(bullet) taken on or after the tenth anniversary of the effective date of the Account;

(bullet) paid due to your death before Annuity payments begin;

(bullet) made due to the election of an Additional Withdrawal Option (see
         "Additional Withdrawal Options");

(bullet) paid where the Account Value is $2,500 or less and no amount has been withdrawn, taken as a loan, or used to purchase Annuity benefits during the prior 12 months;

(bullet) taken from an Installment Purchase Payment Contract by a Participant who is at least age 59-1/2 and who has completed nine Purchase Payment Periods;

(bullet) withdrawn due to disability as specified in the Code;

(bullet) withdrawn due to financial hardship as specified in the Code;

(bullet) withdrawn due to separation from service while meeting the age and service requirements to receive benefits under the New York State Teachers' or Employees' Retirement Systems (even if you are not a member of either system); or

(bullet) withdrawn from the portion of the Account Value invested in the Subaccount(s) and/or GAA attributable to Purchase Payments made on or after April 1, 1995. This waiver does not apply to amounts deposited in the Fixed Account. If amounts are deposited in a Subaccount or GAA and then transferred to the Fixed Account, the waiver would no longer apply. If amounts are deposited in the Fixed Account and then transferred to a Subaccount or GAA, the waiver would not apply to amounts that came from the Fixed Account. No deferred sales charge would be assessed unless and until these amounts are withdrawn from the Account. For any withdrawal, the Account Value of the Purchase Payment(s) made on or after April 1, 1995 will be withdrawn first. Then, the remaining Account Value will be used to satisfy the disbursement request.

   Free Withdrawals. For Participants between the ages of 59-1/2 and 70-1/2, up to 10% of the current Account Value may be withdrawn during each calendar year without imposition of a deferred sales charge. The free withdrawal applies only to the first partial withdrawal in each calendar year. The 10% amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal. Any outstanding contract loans are excluded from the Account Value when calculating the 10% free withdrawal amount. This provision does not apply to a full withdrawal of the Account, or to partial withdrawals due to a default on a contract loan (see "Contract Loans"). This provision may not be exercised if ECO or SWO is elected. (See "Additional Withdrawal Options.")

   In the instances cited above, no deferred sales charge is deducted. However, the amount withdrawn may be subject to the 10% federal penalty tax. (See "Tax Status.")

DEFERRED SALES CHARGE SCHEDULE FOR GAA FOR
CERTAIN NEW YORK CONTRACTS
   The following deferred sales charge schedule applies for withdrawals from the Guaranteed Accumulation Account, where available, for Single Purchase Payment and Installment Purchase Payment Master Contracts which are issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed Account Years, as follows:

            Completed                Deferred Sales
         Account Years              Charge Deduction
-------------------------------  ---------------------
Less than 3                                 5%
3 or more but less than 4                   4%
4 or more but less than 5                   3%
5 or more but less than 6                   2%
6 or more but less than 7                   1%
7 or more                                   0%

FUND EXPENSES
   Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES
   Currently, there is no premium tax on annuities under New York regulations. However, if the state does impose a premium tax, it would be deducted from the amount applied to an annuity option. We reserve the right to deduct a state premium tax at any time from the Purchase Payment(s) or from the Account Value at any time, but no earlier than when we have a tax liability under state law. (See "Tax Status.")

                              CONTRACT VALUATION

 =============================================================================


ACCOUNT VALUE
   Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS
   The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative expense charge (if any).

   Initial Purchase Payments will be credited to your Contract at the AUV computed on the next Valuation Date following our acceptance of the enrollment materials, as described under "Purchase-Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Contract at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


NET INVESTMENT FACTOR
   The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

   (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

   (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

   (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

   (d) divided by the total value of the Subaccounts' Accumulation and Annuity Units the preceding Valuation Date;

   (e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge (currently 0%).

   The net investment rate may be either positive or negative.

                                  TRANSFERS

 =============================================================================

   At any time prior to the Annuity Date, you can transfer amounts held under the Contracts from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I and II.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contracts and your Plan, as applicable.


   The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. The minimum transfer amount may not be less than $500. The total number of investment options in which you may invest during the Accumulation Period is limited. (See "Investment Options--The Funds.") Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at the Opportunity Plus Processing Office. Transfers are not available during the Annuity Period.


                                 WITHDRAWALS

 =============================================================================

   Subject to the withdrawal restrictions under Section 403(b) Contracts described below, all or a portion of the Account Value may be withdrawn at any time during the Accumulation Period. To request a withdrawal, you must properly complete a disbursement form and send it to the Opportunity Plus Processing Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

   Withdrawals may be requested as in one of the following forms:

(bullet) Full Withdrawal of an Account: The amount paid upon a full withdrawal will be the full Account Value, minus any applicable deferred sales charge and maintenance fee due.

(bullet) Partial Withdrawals (Percentage): The amount paid will be the percentage of the Account Value requested minus any applicable deferred sales charge.

(bullet) Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge.

   For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless you request otherwise in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. A 20% federal income tax may be withheld from amounts paid directly to you. (See "Tax Status--Contracts Used with Certain Retirement Plans.")

   Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, a withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the Participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship. (See "Tax Status.")

REINVESTMENT PRIVILEGE
   You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Account within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Account for the amount reinvested, as well as any maintenance fee and any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amounts reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Account based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. See Appendix I for a discussion of amounts withdrawn from GAA and then reinvested. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                                CONTRACT LOANS

 =============================================================================

   During the Accumulation Period, Participants may request a loan from their Account Value. Loans can only be taken from those Account Values held in the Subaccounts or from those Credited Interest Options that allow loans. (See Appendices I and II.) A loan may be obtained by reviewing and reading the terms of the loan agreement, properly completing a loan request form and submitting it to the Opportunity Plus Processing Office.

                        ADDITIONAL WITHDRAWAL OPTIONS

 =============================================================================

   The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

   The Additional Withdrawal Options currently available under the Contract include the following:

(bullet) SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. This option may not be elected if you have an outstanding contract loan.

(bullet) ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at the later of age 70-1/2 or retirement, or for 5% owners at age 70-1/2 and pays you that amount once a year. (See "Tax Status.")

   Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at the Opportunity Plus Processing Office.

   If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.


   Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to the Opportunity Plus Processing Office. Once an option is revoked, it may not be elected again, nor may any other additional withdrawal options be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

                   DEATH BENEFIT DURING ACCUMULATION PERIOD

 =============================================================================

   The Contract provides that a death benefit is payable to the Beneficiary(ies) upon the death of the Participant before the Annuity Date. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the Beneficiary:

(bullet) in a lump sum;

(bullet) in accordance with any of the Annuity Options available under the Contract; or

(bullet) under any Additional Withdrawal Options available under the Contract
         (if the Beneficiary is your spouse).

   The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

(bullet) to leave the Account Value invested in the Contract; or

(bullet) to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

   When paying the Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death.

   The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either annuity payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life expectancy of the Beneficiary or any period certain greater than the Beneficiary's life expectancy.

   If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties.

   Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                ANNUITY PERIOD

 =============================================================================


ANNUITY PERIOD ELECTIONS
   The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70-1/2, or retires, if later. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")


   At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

(bullet) the date on which you would like to start receiving annuity payments;

(bullet) the Annuity Option under which you want your payments to be calculated and paid;

(bullet) whether the payments are to be made monthly, quarterly, semi-annually or annually; and

(bullet) the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available.

   Annuity payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment option(s) selected.


ANNUITY OPTIONS
   You may choose one of the following Annuity Options:

Lifetime Annuity Options:

(bullet) Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

(bullet) Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

(bullet) Option 3--Life Income based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66-2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

(bullet) Option 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

   If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Options:

(bullet) Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.

   Under the Nonlifetime Option, an annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, under an Installment Purchase Payment Contract, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.")


   We may also offer additional Annuity Options under the Contract from time to time.


ANNUITY PAYMENTS
   Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

   Amount of Each Annuity Payment. The amount of each payment depends on the size of your Account Value, how you allocate it between fixed and variable payouts, and the Annuity Option chosen. No election may be made that would result in the first Annuity payment of less than $20, or total yearly Annuity payments of less than $100. If your Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

   If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further information on the impact of selecting a particular net investment rate.)

Charges Deducted During the Annuity Period

   We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD
   If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

   If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

   If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

   If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the beneficiary at least as rapidly as under the original method of distribution.

   Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

                                  TAX STATUS

 =============================================================================

INTRODUCTION
   The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY
   The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

   Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS
   In General. The Contract is designed for use with Section 403(b) plans. The tax rules applicable to retirement plans vary according to the type of plan and the terms and conditions of the plan.

   The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

   Section 403(b) Plans. Under Section 403(b), contributions made by public school systems to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

   In order to be excludable from taxable income, total annual contributions made by you and your employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of your includible compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account your length of employment and any pretax contributions to certain other retirement plans. These two limits apply to your contributions as well as to any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions to generally no more than $9,500 annually (subject to indexing); your own limit may be higher or lower, depending on certain conditions. In addition Purchase Payments will be excluded from your gross income only if the Plan meets certain non-discrimination requirements.

   Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988; (2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

   If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts covered by this Prospectus, amounts transferred from a Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

   Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under Section 403(b) Plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the owner from being considered the federal tax owner of the assets of the Separate Account.


   Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 or retire, if later. However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. For Participants other than 5% owners, distributions attributable to contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later. For 5% owners, such distributions must begin April 1st of the calendar year following the calendar year in which you attain age 70-1/2.


   In general, annuity payments must be distributed over your life or the joint lives of you and your beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

   If you die after the required minimum distribution has commenced, distributions to your beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum requirements.

   If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 70-1/2.

   If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

   Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

   In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments, except that a limited death benefit exclusion may apply to payments made for deaths occurring on or before August 20, 1996.

   Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

   The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 59-1/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your plan beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

                                MISCELLANEOUS

 =============================================================================

OPPORTUNITY PLUS PROCESSING OFFICE
   We have established the Opportunity Plus Processing Office to provide administrative support to Participants of the Opportunity Plus Program. This office will handle enrollments, billing, transfers, redemptions and inquiries for all Opportunity Plus Participants. All forms and correspondence should be sent to:

   Aetna Life Insurance and Annuity Company
   Opportunity Plus Processing Office
   P.O. Box 12894
   Albany, New York 12212-2894
   Telephone Number: 1-800-677-4636


DISTRIBUTION
   The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

   Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 4% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth in your enrollment materials. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")

DELAY OR SUSPENSION OF PAYMENTS
   The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING
   From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

   The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS
   In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from each Contract Holder. Participants and Annuitants have a fully vested (100%) interest in the benefits provided under the Contract and may instruct the Contract Holder how to direct the Company to cast the votes for the portion of the Account Value or valuation reserve attributable to their individual Accounts. Currently, for group contracts used with Section 403(b) plans, the Company obtains participant voting instructions directly from the participants, subject to receipt of authorization from the Contract Holder to accept such instructions. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

   Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

   The number of votes each Contract Holder or Participant, as applicable, may cast during the Accumulation

Period is equal to the portion of the Account Value to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

CHANGES IN BENEFICIARY DESIGNATIONS
   The designated Beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company.

MODIFICATION OF THE CONTRACT
   The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to the Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

AGREEMENTS WITH THE COMPANY
   In 1994, NYSUT and the Company entered into an arrangement which calls for NYSUT to exclusively endorse the Opportunity Plus program and for the Company to provide educational programs focusing on financial planning for retirement. The educational program is provided to all NYSUT members including agency fee payors. Trained personnel have been hired by the Company to conduct these programs exclusively for NYSUT members. NYSUT is reimbursed for direct out-of-pocket expenses incurred in the promotion of the Opportunity Plus program up to a maximum of $75,000 per year. In addition, the Company will pay NYSUT between $30,000-$42,000 per month from 1994 through 1998. NYSUT has indicated to the Company that it intends to use these amounts to enhance benefits to the membership.

   The Company compensates UUP $48,000 per year for the use of on-site campus facilities, the endorsement of the Opportunity Plus program and for the use of UUP payroll slots.


LEGAL MATTERS AND PROCEEDINGS
   The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


                               CONTENTS OF THE
                     STATEMENT OF ADDITIONAL INFORMATION

 =============================================================================

   The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

       General Information and History
       Variable Annuity Account C
       Offering and Purchase of Contracts
       Performance Data
         General
         Average Annual Total Return Quotations
       Annuity Payments
       Sales Material and Advertising
       Independent Auditors
       Financial Statements of the Separate Account
       Financial Statements of the Company

                                  APPENDIX I
                       GUARANTEED ACCUMULATION ACCOUNT

 =============================================================================

   The Guaranteed Accumulation Account ("GAA") is a Credited Interest Option available during the Accumulation Period under the Contracts described in this Prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

   GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

   During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

   Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount which is less than the amount paid into GAA.

   As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax penalties or mandatory income tax withholding.

   By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES
   We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS
   Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or Credited Interest Option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

CONTRACT LOANS
   Loans may not be made against amounts held in GAA, although such value is included in determining the Account Value against which a loan may be made.

REINVESTMENT PRIVILEGE
   If amounts are withdrawn from GAA and reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

                                 APPENDIX II
                                FIXED ACCOUNT

 =============================================================================

   The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

   The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment. The Fixed Account is available under Installment Purchase Payment Contracts only.

   Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

   Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

   The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

   If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. See "Charges and Deductions--Deferred Sales Charge."

TRANSFERS AMONG INVESTMENT OPTIONS
   Transfers from the Fixed Account to any other available investment options(s) are allowed in each calendar year during the Accumulation Period. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year; however, the amount you are allowed to transfer from the Fixed Account is the current value of your Fixed Account multiplied by the current maximum percentage of the transfer allowed (the "window") minus any previous transfers made during the calendar year.

   By notifying us at the Opportunity Plus Processing Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

CONTRACT LOANS
   Loans may be made from Account Values held in the Fixed Account.

                         For Master Applications Only


I hereby acknowledge receipt of an Account C "Opportunity Plus" Group Deferred Variable Annuity prospectus dated May 1, 1997, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

Please send an Account C Statement of Additional Information (Form No. SAI.75962-97) dated May 1, 1997.


                         CONTRACT HOLDER'S SIGNATURE

                                     DATE


PROS.75962-97

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

              Statement of Additional Information dated May 1, 1997
                                       for
                                OPPORTUNITY PLUS
                Group Variable Multiple Option Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                       Opportunity Plus Processing Office
                                 P. O. Box 12894
                           Albany, New York 12212-2894
                                 1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page


General Information and History.....................................        2
Variable Annuity Account C..........................................        3
Offering and Purchase of Contracts..................................        3
Performance Data....................................................        3
      General.......................................................        3
      Average Annual Total Return Quotations........................        4
Annuity Payments....................................................        7
Sales Material and Advertising......................................        8
Independent Auditors................................................        8
Financial Statements of the Separate Account........................      S-1
Financial Statements of Aetna Life Insurance and Annuity Company....      F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had assets of $___ billion (subject to $____ billion of customer and other liabilities, $___ billion of shareholder equity) which includes $___billion in assets held in the Company's separate accounts. The Company had $____ billion in assets under management, including $__ billion in its mutual funds. As of ______________, it ranked among the top ___% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirectly wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

The Company has established the Opportunity Plus Processing Office to provide administrative support to Contract Holders and Participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus Contract Holders and Participants. All forms and correspondence should be sent to:

                  Aetna Life Insurance and Annuity Company
                  Opportunity Plus Processing Office
                  P. O. Box 12894
                  Albany, New York  12212-2894
                  Telephone number:  1-800-677-4636

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C


Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the Funds described in the prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans. The Funds currently available under the Contract are as follows:

      Aetna Variable Fund                                      Fidelity VIP II Index 500 Portfolio
      Aetna Income Shares                                      Fidelity VIP Equity-Income Portfolio
      Aetna Variable Encore Fund                               Franklin Government Securities Trust
      Aetna Investment Advisers Fund, Inc.                     Janus Aspen Aggressive Growth Portfolio
      Alger American Growth Portfolio                          Janus Aspen Growth Portfolio
      Alger American Small Cap Portfolio                       Janus Aspen Short-Term Bond Portfolio
      American Century VP Capital Appreciation                 Janus Aspen Worldwide Growth Portfolio
         (formerly TCI Growth)                                 Lexington Emerging Markets Fund, Inc.
      Calvert Responsibly Invested Balanced Portfolio          Lexington Natural Resources Trust
      Fidelity VIP II Asset Manager Portfolio                  Neuberger & Berman Growth Portfolio
      Fidelity VIP II Contrafund Portfolio                     Scudder International Portfolio Class A Shares



Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

General

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to such date. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables shown below represent each type of contract provided for in this Statement of Additional Information. The first table reflects the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 1996 for the Subaccounts under the Single Payment Contract issued by the Company. The second table reflects the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 1996 for the Subaccounts under Installment Payment Contracts with a $5 annual maintenance fee, deducted quarterly. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                                         ------------------------------------------------------------------------------------------
                                                                                                                            Fund
    SINGLE PURCHASE PAYMENT CONTRACT               STANDARDIZED                          NON-STANDARDIZED                 Inception
          ($0 MAINTENANCE FEE)                                                                                              Date
-----------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                1  Year    5 Years     10 Years   1 Year      3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                     04/30/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                     06/01/78
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                              09/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                         01/08/89
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                      09/21/88
-----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
-----------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced
   Portfolio                                                                                                             09/04/86
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Asset Manager                                                                                           11/07/86
   Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Index 500 Portfolio                                                                                     08/27/92
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                                                                    10/22/86
-----------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust                                                                                    05/30/89
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth                                                                                           09/13/93
   Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                            09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund                                                                                         3/31/94
-----------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust                                                                                       10/14/91
-----------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
-----------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                                                                                                        05/01/87
-----------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                         ------------------------------------------------------------------------------------------
 INSTALLMENT PURCHASE PAYMENT CONTRACTS                                                                                    Fund
          ($5 MAINTENANCE FEE)                     STANDARDIZED                          NON-STANDARDIZED                Inception
                                                                                                                           Date
-----------------------------------------------------------------------------------------------------------------------------------
                SUBACCOUNT                1  Year    5 Years     10 Years   1 Year      3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                     04/30/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                     06/01/78
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                              09/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                         01/08/89
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                      09/21/88
-----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
-----------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced
   Portfolio                                                                                                             09/30/86
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                                                                    10/22/86
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Asset Manager                                                                                           11/07/86
   Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Index 500 Portfolio                                                                                     08/27/92
-----------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust                                                                                    05/30/89
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth                                                                                           9/13/93
   Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                            09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund                                                                                         3/31/94
-----------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust                                                                                       10/14/91
-----------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
-----------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                                                                                                        05/01/87
-----------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first annuity payment for each $1,000 of value applied. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:

Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Also assume that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1,000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due. The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.


We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. We may show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.


The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Independent Auditors' Report....................... S-__
Statement of Assets and Liabilities................ S-__
Statement of Operations............................ S-__
Statements of Changes in Net Assets................ S-__
Notes to Financial Statements ..................... S-__
Condensed Financial Information.................... S-__

















        FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT C AND AETNA LIFE
             INSURANCE AND ANNUITY COMPANY TO BE FILED BY AMENDMENT

                       STATEMENT OF ADDITIONAL INFORMATION




                           VARIABLE ANNUITY ACCOUNT C




                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
































Form No. SAI.75962-97                                     ALIAC Ed. May 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:*
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Independent Auditors' Report
                  - Statement of Assets and Liabilities as of December 31, 1996
                  - Statement of Operations for the year ended December 31, 1996
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 1996 and 1995
                  - Notes to Financial Statements
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Balance Sheets as of December 31, 1996 and 1995
                  - Consolidated Statements of Income for the years ended
                    December 31, 1996, 1995 and 1994
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1996, 1995 and 1994
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1996, 1995 and 1994
                  - Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Form of Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4.1)    Form of Variable Annuity Contract (G-TDA-HH(XC/M))(3)
         (4.2)    Form of Variable Annuity Contract (G-TDA-HH(XC/S))(3)
         (4.3)    Endorsement (EGET-IC(R)) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S)(4)
         (4.4)    Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)
         (4.5)    Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)
         (5)      Form of Variable Annuity Contract Application
                  (300-TDA-HH(XC))(5)
         (6.1)    Certification of Incorporation and By-Laws of Aetna Life
                  Insurance and Annuity Company(6)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)
         (7)      Not applicable
         (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(2)
         (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
         (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(8)
         (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)
         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995, January 1, 1996 and March 1,1996(7)
         (8.6) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(8)
         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2)
         (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)
         (8.10) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(9)
         (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)

         (8.12)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Scudder Variable Life Investment Fund
                  dated April 27, 1992 and amended February 19, 1993 and August
                  13, 1993(2)
         (8.13)   Amendment dated as of February 20, 1996 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(8)
         (8.14)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(2)
         (9)      Opinion of Counsel*
         (10.1)   Consent of Independent Auditors*
         (10.2)   Consent of Counsel*
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(5)
         (14)     Not applicable
         (15.1)   Powers of Attorney(7)
         (15.2)   Authorization for Signatures(2)
         (27)     Financial Data Schedule*

*To be filed by amendment
1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on April 17, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75962), as filed on March 24, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 24, 1995.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*               Positions and Offices with Depositor

Daniel P. Kearney               Director and President

Timothy A. Holt                 Director, Senior Vice President and Chief
                                Financial Officer

Christopher J. Burns            Director and Senior Vice President

Laura R. Estes                  Director and Senior Vice President

Gail P. Johnson                 Director and Vice President

John Y. Kim                     Director and Senior Vice President

Shaun P. Mathews                Director and Vice President

Glen Salow                      Director and Vice President

Creed R. Terry                  Director and Vice President

Deborah Koltenuk                Vice President and Treasurer, Corporate
                                Controller

Frederick D. Kelsven            Vice President and Chief Compliance Officer

Kirk P. Wickman                 Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

Item 27. Number of Contract Owners

     As of December 31,1996, there were 600,951 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered management investment companies under the 1940 Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

         (1)                      (2)                      (3)                  (4)                  (5)
Name of                 Net Underwriting          Compensation on
Principal Underwriter   Discounts and             Redemption or          Brokerage
                        Commissions               Annuitization          Commissions        Compensation*
Aetna Life Insurance                              $1,325,661                                $96,924,599
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                                    and

                      Opportunity Plus Processing Office
                      18 Corporate Woods Blvd., 4th Fl.
                      Albany, NY  12211

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-4 (File No. 33-75962) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11 day of February, 1997.

                                 VARIABLE ANNUITY ACCOUNT C OF AETNA
                                 LIFE INSURANCE AND ANNUITY COMPANY
                                    (Registrant)

                          By:    AETNA LIFE INSURANCE AND ANNUITY
                                 COMPANY
                                   (Depositor)

                          By:    Daniel P. Kearney*
                                 ------------------------------------------
                                 Daniel P. Kearney
                                 President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-75962) has been signed by the following persons in the capacities and on the dates indicated.


Signature                              Title                                                                 Date
---------                              -----                                                                 ----
Daniel P. Kearney*                     Director and President                                        )
------------------------------------   (principal executive officer)                                 )
Daniel P. Kearney                                                                                    )
                                                                                                     )
Timothy A. Holt*                      Director, Senior Vice President and                            )    February
-----------------------------------   Chief Financial Officer                                        )    11, 1997
Timothy A. Holt                                                                                      )
                                                                                                     )
Christopher J. Burns*                  Director                                                      )
------------------------------------                                                                 )
Christopher J. Burns                                                                                 )
                                                                                                     )
Laura R. Estes*                        Director                                                      )
------------------------------------                                                                 )
Laura R. Estes                                                                                       )
                                                                                                     )
Gail P. Johnson*                       Director                                                      )
------------------------------------                                                                 )
Gail P. Johnson                                                                                      )
                                                                                                     )
John Y. Kim*                           Director                                                      )
------------------------------------                                                                 )
John Y. Kim                                                                                          )
                                                                                                     )





Shaun P. Mathews*                      Director                                                      )
------------------------------------                                                                 )
Shaun P. Mathews                                                                                     )
                                                                                                     )
Glen Salow*                            Director                                                      )
------------------------------------                                                                 )
Glen Salow                                                                                           )
                                                                                                     )
Creed R. Terry*                        Director                                                      )
------------------------------------                                                                 )
Creed R. Terry                                                                                       )
                                                                                                     )
Deborah Koltenuk*                      Vice President and Treasurer, Corporate Controller            )
------------------------------------                                                                 )
Deborah Koltenuk                                                                                     )

By:     /s/Julie E. Rockmore
        ------------------------------------------------------------
        *Julie E. Rockmore
        Attorney-in-Fact

                                            VARIABLE ANNUITY ACCOUNT C
                                                   EXHIBIT INDEX

Exhibit No.            Exhibit                                                                           Page
-----------            -------                                                                           ----
99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity                *
                       Company establishing Variable Annuity Account C

99-B.3.1               Form of Broker-Dealer Agreement                                                         *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement                 *

99-B.4.1               Form of Variable Annuity Contract (G-TDA-HH(XC/M))                                      *

99-B.4.2               Form of Variable Annuity Contract (G-TDA-HH(XC/S))                                      *

99-B.4.3               Endorsement (EGET-IC(R)) to Contracts G-TDA-HH (XC/M)                                   *
                       and G-TDA-HH(XC/S)

99-B.4.4               Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)
                                                                                                         --------------

99-B.4.5               Endorsement (ENYSUTMF97(S)) to Contract
                       G-TDA-HH(XC/S)
                                                                                                         --------------

99-B.5                 Form of Variable Annuity Contract Application (300-TDA-HH(XC))                          *

99-B.6.1               Certification of Incorporation and By-Laws of Depositor                                 *

99-B.6.2               Amendment of Certificate of Incorporation of Depositor                                  *

99-B.8.1               Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance        *
                       and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995

99-B.8.2               Fund Participation Agreement between Aetna Life Insurance
                       and Annuity Company and Calvert Asset Management                                        *
                       Company (Calvert Responsibly Invested Balanced Portfolio,
                       formerly Calvert Socially Responsible Series) dated March
                       13, 1989 and amended December 27, 1993

*Incorporated by reference
**To be filed by amendment





Exhibit No.            Exhibit                                                                           Page
-----------            -------                                                                           ----

99-B.8.3               Second Amendment dated January 1, 1996 to Fund                                          *
                       Participation Agreement between Aetna Life Insurance
                       and Annuity Company and Calvert Asset Management Company
                       (Calvert Responsibly Invested Balanced Portfolio,
                       formerly Calvert Socially Responsible Series) dated March
                       13, 1989 and amended December 27, 1993

99-B.8.4               Fund Participation Agreement between Aetna Life Insurance                               *
                       and Annuity Company, Variable Insurance Products Fund
                       and Fidelity Distributors Corporation dated February 1,
                       1994 and amended on December 15, 1994, February 1, 1995,
                       May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.5               Fund Participation Agreement between Aetna Life Insurance                               *
                       and Annuity Company, Variable Insurance Products Fund
                       II and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1.
                       1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.6               Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity         *
                       Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.7               Fund Participation Agreement between Aetna Life Insurance and Annuity Company           *
                       and Franklin Advisers, Inc. dated January 31, 1989

99-B.8.8               Fund Participation Agreement between Aetna Life Insurance and Annuity Company           *
                       and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-B.8.9               Fund Participation Agreement between Aetna Life Insurance and Annuity Company           *
                       and Lexington Management Corporation regarding Natural Resources Trust dated
                       December 1, 1988 and amended February 11, 1991

99-B.8.10              Fund Participation Agreement between Aetna Life Insurance and Annuity Company,          *
                       Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its
                       investment advisor) dated April 28, 1994
*Incorporated by reference
**To be filed by amendment









Exhibit No.         Exhibit                                                                              Page
-----------         -------                                                                              ----

99-B.8.11           Fund Participation Agreement between Aetna Life Insurance and Annuity Company and          *
                    Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated
                    April 14, 1989 and as assigned and modified on May 1, 1995

99-B.8.12           Fund Participation Agreement between Aetna Life Insurance and Annuity Company and          *
                    Scudder Variable Life Investment Fund dated April 27, 1992 and amended February
                    19, 1993 and August 13, 1993

99-B.8.13           Amendment dated as of February 20, 1996 to Fund                                            *
                    Participation Agreement between Aetna Life Insurance and
                    Annuity Company and Scudder Variable Life Investment Fund
                    dated April 27, 1992 as amended February 19, 1993 and August
                    13, 1993

99-B.8.14           Fund Participation Agreement between Aetna Life Insurance and Annuity Company,             *
                    Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.9              Opinion of Counsel                                                                        **

99-B.10.1           Consent of Independent Auditors                                                           **

99-B.10.2           Consent of Counsel                                                                        **

99-B.13             Schedule for Computation of Performance Data                                               *

99-B.15.1           Powers of Attorney                                                                         *

99-B.15.2           Authorization for Signatures                                                               *

27                  Financial Data Schedule                                                                   **

*Incorporated by reference
**To be filed by amendment